Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Document And Entity Information
Entity Registrant Name	800 Commerce, Inc.
Entity Central Index Key	0001558465
Document Type	POS AM
Document Period End Date	Jun. 30, 2013
Amendment Flag	true
Amendment description	Financial statement of June 30, 2013
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		19,950,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013